John Hancock Funds II

John Hancock Multi-Index Lifetime Portfolios

Supplement dated January 6, 2017 to the current prospectuses (“Prospectuses”)

The following information supplements and supersedes any information to the contrary relating to the portfolios contained in the Prospectuses.

Through January 31, 2017, the portfolios’ names will be as set forth in the second column of the table below. Effective as of February 1, 2017 (the “Effective Date”), the portfolios will be changing their names as set forth in the third column of the table below and as described in the current Prospectuses:

Portfolio Suite	Portfolio Name through January 31, 2017	Portfolio Name after Effective Date
John Hancock Multi-Index Lifetime Portfolios	Retirement Living through II 2060 Portfolio	Multi-Index 2060 Lifetime Portfolio
	Retirement Living through II 2055 Portfolio	Multi-Index 2055 Lifetime Portfolio
	Retirement Living through II 2050 Portfolio	Multi-Index 2050 Lifetime Portfolio
	Retirement Living through II 2045 Portfolio	Multi-Index 2045 Lifetime Portfolio
	Retirement Living through II 2040 Portfolio	Multi-Index 2040 Lifetime Portfolio
	Retirement Living through II 2035 Portfolio	Multi-Index 2035 Lifetime Portfolio
	Retirement Living through II 2030 Portfolio	Multi-Index 2030 Lifetime Portfolio
	Retirement Living through II 2025 Portfolio	Multi-Index 2025 Lifetime Portfolio
	Retirement Living through II 2020 Portfolio	Multi-Index 2020 Lifetime Portfolio
	Retirement Living through II 2015 Portfolio	Multi-Index 2015 Lifetime Portfolio
	Retirement Living through II 2010 Portfolio	Multi-Index 2010 Lifetime Portfolio

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.